Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	R$ 464,682	R$ 434,169
Financial assets at carrying value [Member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	1,505	3,075
Current	1,505	1,474
Non-current		1,601
Financial assets at carrying value [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current	1,505	1,474
Financial assets at carrying value [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current		1,601
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	1,560	3,044
Current	1,560	1,458
Non-current		1,586
Financial assets at fair value, class [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current	1,560	1,458
Financial assets at fair value, class [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current		1,586
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
IfrsStatementLineItems [Line Items]
Cost	1,505	3,075
Accumulated gain / (loss) reflected in income	55	(31)
At Fair Value Through Profit or Loss	1,560	3,044
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Brazilian government securities [member]
IfrsStatementLineItems [Line Items]
Cost	1,505
Accumulated gain / (loss) reflected in income	55
At Fair Value Through Profit or Loss	R$ 1,560
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Brazilian external debt bonds [Member]
IfrsStatementLineItems [Line Items]
Cost		3,075
Accumulated gain / (loss) reflected in income		(31)
At Fair Value Through Profit or Loss		R$ 3,044